Earnings (loss) per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2016	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Earnings (loss) per share
Reverse share split	0.125
Basic and diluted net loss per share | $ / shares		$ (1.08)	$ (1.68)	$ (5.79)
Numerator (basic and diluted):
Net Loss | $		$ (31,208)	$ (24,243)	$ (22,006)
Denominator (basic and diluted):
Weighted-average ordinary shares outstanding | shares		28,966	14,464	3,803